Business combination	3 Months Ended
Mar. 31, 2017
Business Combinations [Abstract]
Business combination

Business combination

At 12:00 a.m. Central European Time on March 12, 2017, we consummated a business combination (the “Business Combination”) pursuant to that certain Transaction Agreement by and among us, Playa Hotels & Resorts B.V. (our “Predecessor”), Pace Holdings Corp. (“Pace”) and New Pace Holdings Corp. (“New Pace”), the effects of which replicated the economics of a reverse merger between our Predecessor and Pace. In connection with the Business Combination, Pace formed Porto Holdco B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid), as a wholly-owned subsidiary to facilitate the reverse merger with our Predecessor. Prior to the consummation of the Business Combination, Porto Holdco B.V. was converted to a Dutch public limited liability company (naamloze vennootschap) and changed its name to Porto Holdco N.V. Upon the consummation of the Business Combination, the Company’s name was changed to Playa Hotels & Resorts N.V.

For accounting and financial reporting purposes, the Business Combination was accounted for as a recapitalization of our Predecessor because Pace was incorporated as a special purpose acquisition company and considered a public shell company. Our Predecessor also maintained effective control of the combined entity because our Predecessor’s operations comprise the ongoing operations of the combined entity, our Predecessor’s senior management became the senior management of the combined entity and our Predecessor’s directors were appointed to, and constitute the majority of, the combined entity’s board of directors. Accordingly, no step-up in basis of assets or goodwill were recorded.

The Condensed Consolidated Financial Statements presented herein are those of our Predecessor for all periods prior to the completion of the Business Combination and the recapitalization of the number of ordinary shares attributable to our Predecessor shareholders is reflected retroactively to the earliest period presented. Accordingly, the number of shares of ordinary shares presented as outstanding as of January 1, 2016, totaled 50,481,822 and consisted of the number of ordinary shares issued to Predecessor shareholders. This number of shares was also used to calculate the Company’s earnings per share for all periods prior to the Business Combination.

The consideration received as a result of the Business Combination is summarized as follows ($ in thousands):

Purchase of all of our Predecessor’s cumulative redeemable preferred shares(1)	$353,873
Net cash transferred from Pace	78,859
Playa Employee Offering(2)	799

Total Consideration Transferred	$433,531

(1)	Balance consisted of the face value of our Predecessor’s cumulative redeemable preferred shares and their associated PIK dividends as of March 10, 2017, per the terms of the Business Combination.
(2)	In connection with the Business Combination, we entered into subscription agreements (the “Subscription Agreements”) with Playa employees, their family members and persons with business relationships with Playa, pursuant to which those persons agreed to purchase 82,751 ordinary shares for an aggregate purchase price of $0.8 million.